Description of Business (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Cash	$ 146,203	$ 16,709	$ 33,192	$ 27,756
Accumulated deficit	(779,990)	(268,144)		(198,685)
Debt, current portion	$ 22,148	$ 16,792		$ 5,193